Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
25.	Segment Information

Operating segments are defined as components of a company in which separate financial information is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company structures its operating segments according to its clients and the services provided to those clients. The Company’s two reportable segments are Investor Services and Advisor Services.

In the first quarter of 2013, the Company realigned its reportable segments as a result of organizational changes. The segment formerly reported as Institutional Services was renamed to Advisor Services. Additionally, the Retirement Plan Services and Corporate Brokerage Services business units are now part of the Investor Services segment. Previously reported segment information has been revised to reflect these organizational changes. The Investor Services segment provides retail brokerage and banking services to individual investors, retirement plan services, and corporate brokerage services. The Advisor Services segment provides custodial, trading, and support services to independent investment advisors, and retirement business services to independent retirement plan advisors and recordkeepers whose plan assets are held at Schwab Bank. . Banking revenues and expenses are allocated to the Company’s two segments based on which segment services the client.

The accounting policies of the segments are the same as those described in note “2 – Summary of Significant Accounting Policies.” Financial information for the Company’s reportable segments is presented in the following table. For the computation of its segment information, the Company utilizes an activity-based costing model to allocate traditional income statement line item expenses (e.g., compensation and benefits, depreciation and amortization, and professional services) to the business activities driving segment expenses (e.g., client service, opening new accounts, or business development) and a funds transfer pricing methodology to allocate certain revenues.

The Company evaluates the performance of its segments on a pre-tax basis, excluding items such as significant nonrecurring gains, impairment charges on non-financial assets, discontinued operations, extraordinary items, and significant restructuring and other charges. Segment assets and liabilities are not used for evaluating segment performance or in deciding how to allocate resources to segments. However, capital expenditures are used in resource allocation and are therefore disclosed. There are no revenues from transactions between the segments. Capital expenditures are reported gross, and are not net of proceeds from the sale of fixed assets.

Financial information for the Company’s reportable segments is presented in the following table:

	Investor Services			Advisor Services			Unallocated			Total

Year Ended December 31,	2012	2011	2010	2012	2011	2010	2012	2011	2010	2012	2011	2010

Net Revenues
Asset management and administration fees	$1,436	$1,357	$1,275	$607	$571	$547	$-	$-	$-	$2,043	$1,928	$1,822
Net interest revenue	1,559	1,542	1,363	205	183	161	-	-	-	1,764	1,725	1,524
Trading revenue	612	667	598	255	260	232	1	-	-	868	927	830
Other – net(1)	123	98	80	62	62	55	71	-	-	256	160	135
Provision for loan losses	(15)	(16)	(24)	(1)	(2)	(3)	-	-	-	(16)	(18)	(27)
Net impairment losses on securities	(29)	(29)	(34)	(3)	(2)	(2)	-	-	-	(32)	(31)	(36)

Total net revenues	3,686	3,619	3,258	1,125	1,072	990	72	-	-	4,883	4,691	4,248

Expenses Excluding Interest (2)	2,693	2,569	2,331	739	731	694	1	(1)	444	3,433	3,299	3,469

Income before taxes on income	$993	$1,050	$927	$386	$341	$296	$71	$1	$(444)	$1,450	$1,392	$779

Taxes on income										522	528	325

Net Income										$928	$864	$454

Capital expenditures	$98	$134	$102	$40	$56	$25	$-	$-	$-	$138	$190	$127

Depreciation and amortization	$157	$122	$107	$39	$33	$38	$-	$-	$1	$196	$155	$146

(1)	Unallocated amount includes a pre-tax gain of $70 million relating to a confidential resolution of a vendor dispute in 2012.
(2)	Unallocated amount primarily includes class action litigation and regulatory reserves of $320 million and money market mutual fund charges of $132 million in 2010.

Fees received from Schwab’s proprietary mutual funds represented 10% of the Company’s net revenues in both 2012 and 2011, and 14% in 2010. Except for Schwab’s proprietary mutual funds, which are considered a single client for purposes of this computation, no single client accounted for more than 10% of the Company’s net revenues in 2012, 2011, or 2010. Substantially all of the Company’s revenues and assets are generated or located in the U.S. The percentage of Schwab’s total client accounts located in California was 23% at December 31, 2012, 2011, and 2010.